Dividends - Dividends to shareholders of the parent company (Details) - USD ($) $ / shares in Units, $ in Millions	6 Months Ended
	Jun. 30, 2019	Dec. 31, 2018	Jun. 30, 2018
Dividends Payable [Line Items]
Dividends paid on ordinary shares per share (in usd per share)	$ 0.21	$ 0.2	$ 0.31
Dividends paid on ordinary shares	$ 4,206	$ 3,982	$ 6,205
Settled in scrip	1,160	888	606
Dividends on preference shares classified as equity	$ 4,915	$ 4,643	$ 6,904
Preference shares
Dividends Payable [Line Items]
Dividends on preference shares classified as equity (in usd per share)	$ 31.00	$ 31	$ 31
Dividends on preference shares classified as equity	$ 45	$ 45	$ 45
Other equity instruments
Dividends Payable [Line Items]
Dividends on preference shares classified as equity	$ 664	$ 616	$ 654
Fourth interim dividend
Dividends Payable [Line Items]
Dividends paid on ordinary shares per share (in usd per share)	$ 0.21	$ 0	$ 0.21
Dividends paid on ordinary shares	$ 4,206	$ 0	$ 4,197
Settled in scrip	$ 1,160	$ 0	$ 393
First interim dividend
Dividends Payable [Line Items]
Dividends paid on ordinary shares per share (in usd per share)	$ 0	$ 0	$ 0.10
Dividends paid on ordinary shares	$ 0	$ 0	$ 2,008
Settled in scrip	$ 0	$ 0	$ 213
Second interim dividend
Dividends Payable [Line Items]
Dividends paid on ordinary shares per share (in usd per share)	$ 0	$ 0.10	$ 0
Dividends paid on ordinary shares	$ 0	$ 1,990	$ 0
Settled in scrip	$ 0	$ 181	$ 0
Third interim dividend
Dividends Payable [Line Items]
Dividends paid on ordinary shares per share (in usd per share)	$ 0	$ 0.10	$ 0
Dividends paid on ordinary shares	$ 0	$ 1,992	$ 0
Settled in scrip	$ 0	$ 707	$ 0